9. Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of derivative measured on a recurring basis
Balance as of January 1, 2016	$3,544,222
Issuances of compound derivative instrument	3,346,423
Change in fair value of compound derivative instrument	(1,905,289)
Settlement of derivative instrument through conversion of debt host	(4,985,356)
Balance as of June 30, 2016	$–

Balance as of January 1, 2015	$–
Issuance of compound derivative instrument	(1,419,105)
Change in fair value of compound derivative instrument	(2,125,117)
Balance as of December 31, 2015	$(3,544,222)